Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Collection Period Start	1-Aug-17	Distribution Date	15-Sep-17
Collection Period End	31-Aug-17	30/360 Days	30
Beg. of Interest Period	15-Aug-17	Actual/360 Days	31
End of Interest Period	15-Sep-17

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	942,335,425.59	886,739,960.77	0.6366295
Total Securities		1,392,866,550.14	942,335,425.59	886,739,960.77	0.6366295
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	175,796,613.61	132,449,191.81	0.3254280
Class A-2b Notes	1.606670%	115,000,000.00	49,672,261.84	37,424,218.82	0.3254280
Class A-3 Notes	1.490000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	43,347,421.80	178,726.56	106.5047219	0.4391316
Class A-2b Notes	12,248,043.02	68,722.64	106.5047219	0.5975882
Class A-3 Notes	0.00	471,833.33	0.0000000	1.2416667
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	55,595,464.82	876,032.53

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,253,270.24
Monthly Interest				4,376,337.09

Total Monthly Payments				17,629,607.33
Interest Rate Cap Payments				0.00
Advances:
Aggregate Monthly Payment Advances				511,070.57
Aggregate Sales Proceeds Advance				19,345,406.83

Total Advances				19,856,477.40
Vehicle Disposition Proceeds:
Reallocation Payments				32,617,002.99
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,160,374.92
Excess Wear and Tear and Excess Mileage				207,915.03
Remaining Payoffs				0.00
Net Insurance Proceeds				1,164,484.66
Residual Value Surplus				1,155,190.60

Total Collections				83,791,052.93

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	23,898,660.39			1,689
Involuntary Repossession	258,025.60			19
Voluntary Repossession	349,774.00			19
Full Termination	8,072,554.00			633
Bankruptcty	37,989.00			3
Insurance Payoff		1,149,583.42		68
Customer Payoff			335,778.24	18
Grounding Dealer Payoff			6,871,295.89	347
Dealer Purchase			2,935,521.71	129

Total	32,617,002.99	1,149,583.42	10,142,595.84	2,925

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	52,155	1,111,517,813.58	7.00000%	942,335,425.59
Total Depreciation Received		(16,037,611.91)		(12,392,153.83)
Principal Amount of Gross Losses	(137)	(2,715,066.51)		(2,314,285.81)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,235)	(20,366,801.71)		(16,829,669.01)
Scheduled Terminations	(1,528)	(27,971,541.65)		(24,059,356.17)

Pool Balance - End of Period	49,255	1,044,426,791.80		886,739,960.77
Remaining Pool Balance
Lease Payment				184,695,828.90
Residual Value				702,044,131.87

Total				886,739,960.77

III. DISTRIBUTIONS

Total Collections					83,791,052.93
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					83,791,052.93
1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					619,151.70
3. Reimbursement of Sales Proceeds Advance					19,211,259.97
4. Servicing Fee:
Servicing Fee Due					785,279.52
Servicing Fee Paid					785,279.52
Servicing Fee Shortfall					0.00

Total Trustee, Advances and Servicing Fee Paid					20,615,691.19
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00
Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					178,726.56
Class A-2a Notes Monthly Interest Paid					178,726.56
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					68,722.64
Class A-2b Notes Monthly Interest Paid					68,722.64
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					471,833.33
Class A-3 Notes Monthly Interest Paid					471,833.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	876,032.53
Total Note and Certificate Monthly Interest Paid	876,032.53
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	62,299,329.21
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	55,595,464.82
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	55,595,464.82
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,703,864.39

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,964,332.75
Required Reserve Account Amount			20,892,998.25
Beginning Reserve Account Balance			20,892,998.25
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,892,998.25
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,703,864.39
Gross Reserve Account Balance			27,596,862.64
Remaining Available Collections Released to Seller			6,703,864.39
Total Ending Reserve Account Balance			20,892,998.25

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.16
Monthly Prepayment Speed			96%
Lifetime Prepayment Speed			87%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,885,627.73
Securitization Value of Defaulted Receivables and Casualty Receivables		2,314,285.81	137
Aggregate Defaulted and Casualty Gain (Loss)		(428,658.08)
Pool Balance at Beginning of Collection Period		942,335,425.59
Net Loss Ratio
Current Collection Period		-0.0455%
Preceding Collection Period		-0.0195%
Second Preceding Collection Period		-0.0025%
Third Preceding Collection Period		-0.0075%
Cumulative Net Losses for all Periods		0.2445%	3,405,037.82

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.75%	7,022,437.03	390
61-90 Days Delinquent	0.26%	2,494,140.47	140
91-120+ Days Delinquent	0.06%	552,700.35	31
More than 120 Days	0.01%	50,583.24	3

Total Delinquent Receivables:	1.07%	10,119,861.09	564

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.33%	0.33%
Preceding Collection Period		0.23%	0.23%
Second Preceding Collection Period		0.21%	0.21%
Third Preceding Collection Period		0.18%	0.17%
60 Day Delinquent Receivables		3,345,477.90
Delinquency Percentage		0.36%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		31,971,214.39	2,322
Securitization Value		32,570,907.40	2,322

Aggregate Residual Gain (Loss)		(599,693.01)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		126,637,596.16	8,965
Cumulative Securitization Value		133,800,724.34	8,965

Cumulative Residual Gain (Loss)		(7,163,128.18)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			24,841,805.65
Reimbursement of Outstanding Advance			19,211,259.97
Additional Advances for current period			19,345,406.83

Ending Balance of Residual Advance			24,975,952.51

Beginning Balance of Payment Advance			1,635,446.47
Reimbursement of Outstanding Payment Advance			619,151.70
Additional Payment Advances for current period			511,070.57

Ending Balance of Payment Advance			1,527,365.34

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO
2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO
3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO
4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO
5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO
6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO